Intangible assets and goodwill - Summary of Remaining Balance Expected to be Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 14,797	$ 9,645
Later than one year and not later than two years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees		1,740
Later than two years and not later than three years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	2,571	1,636
Later than three years and not later than four years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	2,454	1,518
Later than four years and not later than five years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,860	725
Later Than Five Years And Not Later Than Six Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,858	725
Later Than Six Years And Not Later Than seven Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,796	707
Later Than Seven Years And Not Later Than Eight Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,139	702
Later Than Eight Years And Not Later Than Nine Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,139	702
Later Than Nine Years And Not Later Than Ten Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,139	702
Later Than Ten Years And Not Later Than Eleven Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 841	$ 488